Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Allowance for doubtful accounts receivable	$ 1,200,000	$ 12,100,000	$ 8,300,000
Bad debt expense	$ 0	$ 0	$ 0